26. Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Net operating revenue	R$ 16,981,329	R$ 16,233,959	R$ 15,617,413
Gross operating revenue	24,232,404	22,611,074	22,745,589
Service revenue	23,065,648	21,433,515	21,367,818
Service revenue - Mobile	21,531,779	20,147,585	20,188,962
Service revenue - Landline	1,533,869	1,285,930	1,178,856
Goods sold	1,166,756	1,177,559	1,377,771
Deductions from gross revenue	(7,251,075)	(6,377,115)	(7,128,176)
Taxes	(5,163,797)	(5,027,406)	(5,694,886)
Discounts given	(2,073,892)	(1,329,600)	(1,394,223)
Returns and other	R$ (13,386)	R$ (20,109)	R$ (39,067)